Financial Instruments - Non-Derivative (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Cash and Cash Equivalents
Financial Instruments
Assets	$ 27,451,997	$ 32,068,291
Assets at fair value	27,451,997	32,068,291
Temporary investments
Financial Instruments
Assets		30,992
Assets at fair value		30,992
Trade notes and accounts receivable, net
Financial Instruments
Assets	14,486,184	19,748,850
Assets at fair value	14,486,184	19,748,850
Warrants issued by UHI
Financial Instruments
Assets	33,775,451	34,921,530
Assets at fair value	33,775,451	34,921,530
Warrants issued by UHI | UHI
Financial Instruments
Assets	33,775,451	34,921,530
Assets at fair value	33,775,451	34,921,530
Long-term loan and interest receivable from GTAC
Financial Instruments
Assets	872,317	817,605
Assets at fair value	875,585	824,540
Long-term loan and interest receivable from GTAC | Grupo de Telecomunicaciones de Alta Capacidad, S.A.P.I. de C.V. and subsidiaries ("GTAC")
Financial Instruments
Assets	872,317	817,605
Assets at fair value	875,585	824,540
Open Ended Fund
Financial Instruments
Assets	4,688,202	7,662,726
Assets at fair value	4,688,202	7,662,726
Other Equity Instruments
Financial Instruments
Assets	5,751,001	6,545,625
Assets at fair value	5,751,001	6,545,625
Other Financial Assets
Financial Instruments
Assets		72,612
Assets at fair value		72,612
Senior Notes due 2025, 2032 and 2040
Financial Instruments
Liabilities	28,325,700	29,509,500
Liabilities at fair value	34,954,254	33,110,013
Senior Notes due 2045
Financial Instruments
Liabilities	18,883,800	19,673,000
Liabilities at fair value	19,739,047	17,317,748
Senior Notes due 2037 and 2043
Financial Instruments
Liabilities	11,000,000	11,000,000
Liabilities at fair value	8,986,870	7,905,625
Senior Notes due 2026 and 2046
Financial Instruments
Liabilities	22,660,560	23,607,600
Liabilities at fair value	26,645,193	24,051,128
Senior Notes Due 2049
Financial Instruments
Liabilities	14,162,850
Liabilities at fair value	15,364,426
Notes due 2020
Financial Instruments
Liabilities		10,000,000
Liabilities at fair value		9,605,700
Notes due 2021
Financial Instruments
Liabilities		6,000,000
Liabilities at fair value		5,956,506
Notes due 2022
Financial Instruments
Liabilities		5,000,000
Liabilities at fair value		4,941,430
Notes due 2027
Financial Instruments
Liabilities	4,500,000	4,500,000
Liabilities at fair value	4,656,375	4,027,275
Short and long-term notes payable to Mexican banks
Financial Instruments
Liabilities	22,845,382	13,834,538
Liabilities at fair value	23,012,707	13,551,620
Lease liabilities
Financial Instruments
Liabilities	9,363,520	5,317,944
Liabilities at fair value	9,120,903	5,121,534
Other notes payable
Financial Instruments
Liabilities	1,324,063	2,576,874
Liabilities at fair value	$ 1,295,780	$ 2,430,667